INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 - INTANGIBLE ASSETS

The Company’s intangible assets comprise of intellectual property revolving around their field tests, sensor integrations, and board designs. Intangible assets, net of amortization at September 30, 2022 and December 31, 2021 amounted to $261,062 and $298,085, respectively.

	September 30, 2022	December 31, 2021
Intangible Assets	$495,000	$495,000
Accumulated amortization	(233,938)	(196,915)
Intangible Assets, net	$261,062	$298,085

The Company determined that none of its intangible assets were impaired as of September 30, 2022 and December 31, 2021, respectively, Amortizable intangible assets are amortized using the straight-line method over their estimated useful lives of ten years. Amortization expense of finite-lived intangibles was $12,477 and $12,477 for the three months ended September 30, 2022 and 2021, and $37,023 and $37,295 for the nine months ended September 30, 2022 and 2021, respectively.

The following table summarizes the Company’s estimated future amortization expense of intangible assets with finite lives as of September 30:

Amortization Expense
2022 (Remainder of the year)	$12,477
2023	49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,585
Total	$261,062